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                                     P-I-C
                                   GROWTH FUND
                            SMALL COMPANY GROWTH FUND




ANNUAL REPORT
OCTOBER 31, 1997
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P-I-C
GROWTH FUND
SMALL COMPANY GROWTH FUND          MESSAGE TO SHAREHOLDERS

Dear Shareholder,

The following are interviews with the members of the investment team at Provident Investment Counsel. We hope this will provide you additional information and insight to the investment management process and performance for your P-I-C Mutual Fund. In addition to the information in this Annual Report, we will be sending the regular quarterly update along with your statement.

Thank you for your continued confidence in Provident Investment Counsel.


P-I-C GROWTH FUND

QUESTION: How did the P-I-C Growth Fund perform relative to the overall markets during the fiscal year ended October 31, 1997?

ANSWER: The Lipper Growth Fund Index rose 28.03% for the fiscal year and 21.46% from January 1, through October 31, 1997, while the Fund's total returns were 26.44% and 24.27% in the same periods.

QUESTION: What are some of the sectors and holdings that have helped the Fund's performance significantly during the year?

ANSWER: Once again the technology and communications sectors have been strong throughout 1997 with market leaders such as Microsoft, Ericsson, Lucent Technologies and Compaq Computer leading the way. Pharmaceutical company holdings such as Pfizer, Warner Lambert and Eli Lilly have also posted significant gains along with medical device companies Medtronic and recent purchase Guidant. The financial services sector posted another strong year of performance with the help of moderate inflation and a relatively stable interest rate environment.

QUESTION: What is the outlook for the Fund and broad market in the months ahead?

ANSWER: Going forward, we expect market volatility to continue to be an issue as investors calm their fears and return their focus back on the strong underlying fundamentals of the U.S. economy. We look for the leadership in the equity markets to come from a broad market as the ability of the "nifty-fifty" multi-national corporations to meet investor expectations may be

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P-I-C
GROWTH FUND
SMALL COMPANY GROWTH FUND          MESSAGE TO SHAREHOLDERS

somewhat restrained by their large exposure to overseas economies and, specifically, the Asia-Pacific region. Therefore, looking to 1998, we expect investors to selectively shift towards those companies with the ability to sustain superior sales and earnings growth despite international concerns.

QUESTION: What is your outlook for the bond market and the impact the Federal Reserve may have on the equity markets going forward?

ANSWER: Given the continued strong domestic economic growth, we would expect to see the Federal Reserve raise interest rates. However, monetary policy has been placed on "temporary hold" until the impact of recent events in Southeast Asian economies can be evaluated. Generally domestic interest rates have benefited due to a flight to quality. There is little doubt that the Federal reserve will raise rates if there are any signs of a buildup in inflationary pressure. The effect on the equity markets may depend upon the level of the increases and if the Federal Reserve can continue to control inflation with additional preemptive tightening of monetary policy.


P-I-C SMALL COMPANY GROWTH FUND

QUESTION: How did the P-I-C Small Company Growth Fund perform relative to the broad market during the fiscal year ended October 31, 1997?

ANSWER: The Lipper Small Company Fund Index rose 17.75% for the fiscal year and 15.14% from January 1, 1997 through October 31, while the Fund's total returns were 4.54% and 3.99% in the same periods.

QUESTION: The past year has been the most volatile period to date for small company growth stocks. What has caused this volatility?

ANSWER: As we have discussed in prior reports, the calendar year 1997 began with investor concerns surrounding interest rates, a strong dollar and the predictability of corporate earnings going forward. These concerns led investors away from smaller capitalization stocks to larger, more liquid issues. After the end of the first quarter, investors were reassured by positive earnings reports along with the realization that valuation levels of smaller issues relative to large cap stocks were at or near the troughs of 1990. These compelling valuations and "reassuring" earnings reports caused an investor rotation back to smaller issues. Looking forward, these positive fundamentals combined

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P-I-C
GROWTH FUND
SMALL COMPANY GROWTH FUND          MESSAGE TO SHAREHOLDERS

with excellent valuations of small and mid-sized companies relative to large companies bodes well for the Fund.

QUESTION: Why have we seen such a significant performance differential between small cap value and small cap growth stocks over the last year?

ANSWER: Small company growth issues bore the brunt of the investor sentiment during the first quarter of 1997. Many issues saw more than double digit percentage declines without any change in company fundamentals. Small company value issues were less affected in the first quarter and have also benefited by a strong economy with relatively low interest rates. In general the high-growth, high-multiple issues have not been rewarded this year. For example, the Fund has been over-weighted in software vs. hardware technology companies. Investors have favored the more highly-leveraged hardware companies as opposed to higher-quality, high-growth software companies. In addition, with the concerns and uncertainties that surround the Asian situation, investors have favored low P/E, less-aggressive companies that have more of a value tilt.

QUESTION: What is the outlook for the Small Cap Growth Issues in the months ahead?

ANSWER: As of the writing of this report, the month of November 1997 proved that currently the small cap growth segment of the market remains out of favor with investors. During November this was the only equity segment, broken out by investment style and size, that reported negative performance. This mainly reflected investors' desire for safety and quality and less on specific fundamental news in the sector. In fact, the relative valuations for small cap growth companies are at their historical lows. If the earnings of the large multi-national corporations do slow in the near future, as many market experts are predicting, the small cap sector of the market may be poised for a period of strong relative performance.

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P-I-C
GROWTH FUND
SMALL COMPANY GROWTH FUND          MESSAGE TO SHAREHOLDERS

                     P-I-C GROWTH EQUITY PORTFOLIO vs. S&P 500 INDEX*

                                   3 Year Earnings
                    3 Year Sales   Per Share         3 Year Dividend     Pretax    Return on
                    Growth         Growth            Per Share Growth    Margin    Equity       Reinvest. Rate
Superiority          4.1X           1.7X              2.8X               1.6X      1.4X         1.9X
  Factor

PIC                 24.8%          27.0%             16.2%              17.2%     25.0%        21.0%
S&P 500 Index        6.0%          15.5%              5.7%              10.7%     17.5%        10.8%


* As of 10/31/97

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                    P-I-C GROWTH FUND AND THE S & P 500 INDEX

PIC Growth Fund     S & P 500
07/31/92  10,000    10,000
10/31/92  10,810    10,300
04/30/93  10,349    11,000
10/31/93  11,610    11,900
04/30/94  10,950    11,600
10/31/94  11,710    12,400
04/30/95  11,710    13,600
10/31/95  14,263    15,600
04/30/96  14,883    17,800
10/31/96  16,265    19,400
04/30/97  17,524    22,216
10/31/97  20,565    26,687

 Average Annual Total Return
One Year       Since Inception
 26.44%             14.31%

Past performance is not predictive of future performance.

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P-I-C
GROWTH FUND
SMALL COMPANY GROWTH FUND          MESSAGE TO SHAREHOLDERS

                 PIC SMALL CAP PORTFOLIO vs. RUSSELL 2000 GROWTH*

                                       3 Year Earnings
                        3 Year Sales   Per Share         Pretax    Return on
                        Growth         Growth            Margin    Equity       Reinvest. Rate
Superiority              1.5X           1.4X              1.1X      1.1X         1.2X
  Factor

PIC                     41.1%          41.3%             16.8%     19.1%        19.3%
Russell 2000 Growth     28.2%          29.6%             15.0%     18.0%        16.7%

*As of 10/31/97

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                       P-I-C SMALL COMPANY GROWTH FUND AND
                         THE RUSSELL 2000 GROWTH INDEX.


          PIC Small C    Russell 2000
10/01/93  10,000         10,000
10/31/93  10,164         10,300
04/30/94   9,454          9,900
10/31/94  10,008         10,200
04/30/95  10,437         10,700
10/31/95  14,435         12,300
04/30/96  18,609         14,900
10/31/96  17,804         13,900
04/30/97  14,686         12,916
10/31/97  18,611         16,879

Average Annual Total Return
One Year    Since Inception
 4.54%          16.40%

Past performance is not predictive of future performance.

Performance results reflect the total returns of the P-I-C Small Cap Growth Fund (included in another report) managed by Provident Investment Counsel prior to the effective date of the Fund's registration statements, which was 6/28/96. P-I-C Small Cap Growth Fund returns are restated to reflect all fees and expenses applicable to the P-I-C Small Company Growth Fund.


6
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P-I-C
GROWTH FUND
SMALL COMPANY GROWTH FUND          STATEMENTS OF ASSETS AND LIABILITIES
                                   AS OF OCTOBER 31, 1997

                                                     GROWTH         SMALL COMPANY
                                                      FUND           GROWTH FUND
=================================================================================
ASSETS
---------------------------------------------------------------------------------
Investment in Portfolios, at value                 $79,991,390       $31,033,620
Receivables:
   Fund shares sold                                     52,821             7,317
   From Provident Investment
      Counsel, Inc. (Note 3)                            16,788             1,191
   For investment securities sold in
      Portfolios                                           553                 -
Prepaid expenses                                        34,162            10,028
---------------------------------------------------------------------------------
Total assets                                        80,095,714        31,052,156
=================================================================================
LIABILITIES
---------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                    553                 -
   For investments purchased in Portfolios              52,821             7,317
   Deferred Trustees' compensation (Note 3)             11,148             6,674
Accrued expenses                                        30,384            24,418
---------------------------------------------------------------------------------
Total liabilities                                       94,906            38,409
=================================================================================

NET ASSETS
---------------------------------------------------------------------------------
Applicable to 4,409,676 and 3,128,142
   shares of beneficial interest
   outstanding, respectively                       $80,000,808       $31,013,747

=================================================================================
NET ASSET VALUE PER SHARE                              $ 18.14            $ 9.91
---------------------------------------------------------------------------------
=================================================================================
SOURCE OF NET ASSETS
---------------------------------------------------------------------------------
Paid-in capital                                    $45,528,365       $27,682,863
Accumulated net investment loss                       (404,243)         (217,893)
Undistributed net realized gain
   (loss) on investments                            14,527,561        (2,460,268)
Net unrealized appreciation on investments          20,349,125         6,009,045
---------------------------------------------------------------------------------

NET ASSETS                                         $80,000,808       $31,013,747
---------------------------------------------------------------------------------

See Notes to Financial Statements.

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P-I-C
GROWTH FUND
SMALL COMPANY GROWTH FUND          STATEMENTS OF OPERATIONS
                                   Year ended October 31, 1997

                                                     GROWTH         SMALL COMPANY
                                                      FUND           GROWTH FUND
=================================================================================
INVESTMENT INCOME
---------------------------------------------------------------------------------
Net investment loss from Portfolios                 $ (131,399)       $ (122,395)

=================================================================================

Expenses:
---------------------------------------------------------------------------------
   Administration fees (Note 3)                        222,782            60,245
   Trustees' fees                                       12,207            12,108
   Audit fee                                            12,301            10,300
   Legal fee                                            10,048             6,223
   Transfer agent's fee                                 58,191            19,199
   Custody and accounting services fee                   6,000             6,000
   Reports to shareholders                              13,701             5,501
   Registration fees                                    23,000             5,000
   Amortization of organization costs                    4,538                 -
   Miscellaneous                                         7,101             5,001
---------------------------------------------------------------------------------
   Total expenses                                      369,869           129,577
   Less, reimbursement/waiver by Provident
      Investment Counsel, Inc. (Note 3)               (110,144)          (35,623)
---------------------------------------------------------------------------------
   Net expenses                                        259,725            93,954

=================================================================================

Net investment loss                                   (391,124)         (216,349)

=================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
---------------------------------------------------------------------------------
   Net realized gain (loss) on investments          32,173,750        (1,960,254)
   Change in net unrealized appreciation
      on investments                                (7,723,822)        5,591,606
---------------------------------------------------------------------------------
Net gain on investments                             24,449,928         3,631,352

=================================================================================

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                          $24,058,804        $3,415,003
---------------------------------------------------------------------------------

See Notes to Financial Statements.

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P-I-C
GROWTH FUND
SMALL COMPANY GROWTH FUND          STATEMENTS OF CHANGES IN NET ASSETS


                                                                   GROWTH                         SMALL COMPANY
                                                                    FUND                           GROWTH FUND
==========================================================================================================================
INCREASE (DECREASE) IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
                                                          Year             Year               Year           June 28, 1996*
                                                          ended            ended              ended             through
From operations:                                      Oct. 31, 1997    Oct. 31, 1996      Oct. 31, 1997      Oct. 31, 1996
--------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                $  (391,124)     $  (330,789)       $ (216,349)        $   (14,484)
   Net realized gain (loss)
      on investments                                   32,173,750        17,650,636        (1,960,254)          (500,014)
   Change in net unrealized
      appreciation
      on investments                                   (7,723,822)       (1,600,474)        5,591,606            417,439
--------------------------------------------------------------------------------------------------------------------------

   Net increase (decrease) in
      net assets resulting from
      operations                                       24,058,804        15,719,373         3,415,003            (97,059)

Distributions to shareholders:
--------------------------------------------------------------------------------------------------------------------------
From net realized capital gains                       (13,410,970)                -                 -                  -

==========================================================================================================================

Transactions in shares of beneficial interest:
   Purchases of 939,090, 1,170,731,
      3,218,198 and 1,600,082
      shares, respectively                             15,132,320        17,592,972        28,742,445         15,762,982
   Reinvestment of 912,467, 0, 0
      and 0 shares, respectively                       13,369,645                 -                 -                  -
   Redemptions of 4,585,554,
      3,232,079, 636,830 and
      1,053,308 shares,
      respectively                                    (75,233,871)      (48,366,887)       (6,327,278)       (10,482,346)
--------------------------------------------------------------------------------------------------------------------------

Net (decrease) increase in net
      assets resulting from
      share transactions                              (46,731,906)      (30,773,915)       22,415,167          5,280,636


==========================================================================================================================

Total (decrease) increase in net assets               (36,084,072)      (15,054,542)       25,830,170          5,183,577

==========================================================================================================================

NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------
Beginning of year                                     116,084,880       131,139,422         5,183,577                  0
--------------------------------------------------------------------------------------------------------------------------

End of year                                         $  80,000,808      $116,084,880       $31,013,747        $ 5,183,577
--------------------------------------------------------------------------------------------------------------------------


*Commencement of operations.

See Notes to Financial Statements.

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P-I-C
GROWTH FUND
SMALL COMPANY GROWTH FUND          FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
==========================================================================================================================

                                                                             GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
                                              Year              Year              Year             Year           Year
                                              ended             ended             ended            ended          ended
                                          Oct. 31, 1997     Oct. 31, 1996     Oct. 31, 1995    Oct. 31, 1994   Oct. 31, 1993
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of year                         $16.25            $14.25           $11.70            $11.60           $10.81
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment loss                         (.15)             (.06)            (.02)              .00              .00
   Net realized and unrealized
      gain on investments                      3.98              2.06             2.57               .10              .80
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations               3.83              2.00             2.55               .10              .80
---------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders:
   From net realized capital gains            (1.94)              .00              .00               .00              .00
   Return of capital                            .00               .00              .00               .00             (.01)
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders           (1.94)              .00              .00               .00             (.01)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                 $18.14            $16.25           $14.25            $11.70           $11.60
===========================================================================================================================

Total return                                  26.44%            14.04%           21.79%             0.86%            7.40%
===========================================================================================================================

Ratios/supplemental data:
Net assets, end
   of year (millions)                        $ 80.0            $116.1           $131.1            $102.3           $ 88.9
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:*+
   Expenses                                    1.25%             1.25%            1.25%             1.25%            1.25%
   Net investment loss                        (0.38%)            (.28%)        (.17%)                N/A               N/A
---------------------------------------------------------------------------------------------------------------------------

*Includes the Fund's share of expenses, net of expense reimbursements, allocated from P-I-C Growth Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and P-I-C Growth Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.35%, 1.30%, 1.30%, 1.53%, and 1.54%, respectively.

+Net of expense reimbursements.

See Notes to Financial Statements.

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P-I-C
GROWTH FUND
SMALL COMPANY GROWTH FUND          FINANCIAL HIGHLIGHTS, CONTINUED


FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
===================================================================================

                                                  SMALL COMPANY GROWTH FUND

                                                  Year             June 28, 1996*
                                                  ended                through
                                              Oct. 31, 1997       October 31, 1996
-----------------------------------------------------------------------------------
Net asset value, beginning of year               $ 9.48                $10.00
-----------------------------------------------------------------------------------
Income from investment operations:
      Net investment loss                          (.05)                 (.03)
      Net realized and unrealized
            gain (loss) on investments              .48                  (.49)
-----------------------------------------------------------------------------------
Total from investment operations                    .43                  (.52)
-----------------------------------------------------------------------------------
Net asset value, end of year                     $ 9.91                $ 9.48
===================================================================================

Total return                                       4.54%                (5.20%)++
===================================================================================

Ratios/supplemental data:
Net assets, end of year (millions)               $ 31.0                $  5.2
-----------------------------------------------------------------------------------
Ratios to average net assets:#+
      Expenses                                     1.45%                 1.43%+++
      Net investment loss                         (0.96%)               (0.91)%+++

*Commencement of operations.

#Includes the Fund's share of expenses, allocated from P-I-C Small Cap Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and P-I-C Small Cap Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.61% and 4.03%, respectively.

+   Net of expense reimbursements.

++  Not annualized.

+++ Annualized.

See Notes to Financial Statements.

                                                                              11
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P-I-C
GROWTH FUND
SMALL COMPANY GROWTH FUND          NOTES TO FINANCIAL STATEMENTS

1 - ORGANIZATION
-------------------------------------------------------------------------------
     P-I-C Investment Trust (the "Trust") was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust currently offers six separate series: P-I-C Pinnacle Balanced Fund (formerly P-I-C Institutional Balanced Fund), P-I-C Growth Fund (formerly P-I-C Institutional Growth Fund), P-I-C Pinnacle Growth Fund, P-I-C Small Company Growth Fund (formerly P-I-C Institutional Small Cap. Fund), P-I-C Pinnacle Small Company Growth Fund, and P-I-C Small Cap. Growth Fund (each a "Fund" and collectively the "Funds"). The Funds invest substantially all of their assets in the respective Portfolios, a separate registered management investment company having the same investment objective as the Funds. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. The financial statements of the P-I-C Pinnacle Balanced Fund, P-I-C Pinnacle Growth Fund, P-I-C Pinnacle Small Company Growth Fund and P-I-C Small Cap. Growth Fund are in separate reports.

-------------------------------------------------------------------------------
2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.


A. Investment Valuation. The Funds reflect their investments in the Portfolio at their proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

B. Investment Income and Dividends to Shareholders. The Funds earn income, net of the expenses of the Portfolio, daily on their investment in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro rata among the Funds and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Funds and recorded on the ex-dividend date.

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P-I-C
GROWTH FUND
SMALL COMPANY GROWTH FUND          NOTES TO FINANCIAL STATEMENTS, CONTINUED

C. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

D. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3 - TRANSACTIONS WITH AFFILIATES
-------------------------------------------------------------------------------

      The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Funds at the rate of 0.20% of the average daily net assets of the Funds.

      PIC has voluntarily taken to limit the Funds' expenses, including those expenses allocated from the Portfolios, to the following levels:

      Growth Fund                           1.25%
      Small Company Growth Fund             1.45%

      The percentages are based on the Funds' average net assets. Fees waived and expenses reimbursed by PIC for the year ended October 31, 1997, were as follows:

                                            Waived           Reimbursed
                                             Fees             Expenses
                                             ----             --------
      Growth Fund                         $110,144                  $ 0
      Small Company Growth Fund             35,623                    0

      ICAC receives an annual fee for its services of $15,000 from each of the Funds.

                                                                              13
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P-I-C
GROWTH FUND
SMALL COMPANY GROWTH FUND          NOTES TO FINANCIAL STATEMENTS, CONTINUED

      First Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares, but receives no compensation for its services. The Distributor is an affiliate of the Administrator.

      On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if the account had been invested in designated investments. The Funds recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

4 - INVESTMENT TRANSACTIONS
-------------------------------------------------------------------------------

      Additions and reductions in the investments in the respective Portfolios for the year ended October 31, 1997, were as follows:

                                              Additions       Reductions
                                              ---------       ----------
Growth Fund                                  $15,137,581       $75,564,089
Small Company Growth Fund                     28,771,472         6,438,924

      Included in P-I-C Growth Fund's reductions in investments is $47,288,344 representing the value of securities disposed of in payment of a redemption in kind resulting in a realized gain of $17,613,905. Since this realized gain will not be distributed to shareholders, it has been reclassified to paid-in-capital. For Federal income tax purposes, the P-I-C Small Company Growth Fund has capital loss carryforwards of $2,442,982 as of October 31, 1997 available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gain distributions will be made. The carryforwards expire as follows:
October 31, 2004 - $500,014 and October 31, 2005 - $1,942,968.

14
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P-I-C
GROWTH FUND
SMALL COMPANY GROWTH FUND          NOTES TO FINANCIAL STATEMENTS, CONTINUED

5 - DIVIDEND DECLARATION
-------------------------------------------------------------------------------
     On December 1, 1997, the Board of Trustees of P-I-C Growth Fund declared a dividend from long-term capital gain of $3.369 per share payable on December 3, 1997 to shareholders of record December 1, 1997 and ex-dividend as of December 2, 1997.

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P-I-C
GROWTH FUND
SMALL COMPANY GROWTH FUND          INDEPENDENT AUDITOR'S REPORT

To the Board of Trustees of
     P-I-C Investment Trust
     and the Shareholders of:
          P-I-C Growth Fund
          P-I-C Small Company Growth Fund

We have audited the accompanying statements of assets and liabilities as of October 31, 1997, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated of P-I-C Growth Fund (formerly P-I-C Institutional Growth Fund) and P-I-C Small Company Growth Fund (formerly P-I-C Institutional Small Cap. Fund). These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of P-I-C Growth Fund and P-I-C Small Company Growth Fund as of October 31, 1997, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

                                                     McGladrey & Pullen, LLP


New York, New York
December 5, 1997

P-I-C             Statement of Net Assets
GROWTH            as of October 31, 1997
PORTFOLIO


====================================================================================
                                                                       Percentage of
EQUITY SECURITIES - 94.4%                     Shares         Value       Net Assets
------------------------------------------------------------------------------------
Banks - 2.4%
------------------------------------------------------------------------------------
State Street Corp.                             33,900    $ 1,889,925        2.3%
Synovus Financial Corp.                         2,784         60,552        0.1%
------------------------------------------------------------------------------------
         Total Banks                                       1,950,477        2.4%
====================================================================================
Beverage/Food - 0.7%
------------------------------------------------------------------------------------
PepsiCo., Inc.                                 13,500        496,969        0.6%
Tricon Global Restaurants, Inc.*                1,350         40,922        0.1%
------------------------------------------------------------------------------------
         Total Beverage/Food                                 537,891        0.7%
====================================================================================
Business Information Services - 1.2%
------------------------------------------------------------------------------------
Paychex, Inc.                                  26,089        994,643        1.2%
====================================================================================
Business Services - 0.7%
------------------------------------------------------------------------------------
Danka Business Systems PLC, ADR                15,679        580,123        0.7%
====================================================================================
Computer Services - 0.7%
------------------------------------------------------------------------------------
Sungard Data Systems, Inc.*                    23,300        550,462        0.7%
====================================================================================
Computer Software - 6.8%
------------------------------------------------------------------------------------
Microsoft Corp.*                               43,156      5,610,280        6.8%
====================================================================================
Cosmetics and Soaps - 2.1%
------------------------------------------------------------------------------------
The Gillette Company                           19,259      1,715,255        2.1%
====================================================================================
Credit and Finance - 7.1%
------------------------------------------------------------------------------------
Associates First Capital Corp.                 20,030      1,274,409        1.6%
Household International, Inc.                  13,700      1,551,525        1.9%
MBNA Corporation                              111,382      2,930,739        3.6%
------------------------------------------------------------------------------------
         Total Credit and Finance                          5,756,673        7.1%

P-I-C             STATEMENT OF NET ASSETS
GROWTH            as of October 31, 1997
PORTFOLIO


======================================================================================
                                                                         Percentage of
EQUITY SECURITIES, CONTINUED                  Shares         Value        Net Assets
--------------------------------------------------------------------------------------
Discount - 3.9%
--------------------------------------------------------------------------------------
Costco Companies, Inc.*                        37,100    $ 1,428,350        1.8%
Dollar General Corp.                           52,750      1,744,047        2.1%
--------------------------------------------------------------------------------------
         Total Discount                                    3,172,397        3.9%
======================================================================================
Diversified - 2.6%
--------------------------------------------------------------------------------------
Tyco International Ltd.                        55,760      2,104,940        2.6%
======================================================================================
Drugs - 16.8%
--------------------------------------------------------------------------------------
Elan Corp., PLC ADR*                           29,657      1,479,143        1.8%
Lilly (Eli) & Co.                              74,870      5,006,931        6.1%
Pfizer, Inc.                                   38,684      2,736,893        3.3%
Warner-Lambert Co.                             32,300      4,624,956        5.6%
--------------------------------------------------------------------------------------
         Total Drugs                                      13,847,923       16.8%
======================================================================================
Electrical Components/Semiconductors - 2.6%
--------------------------------------------------------------------------------------
Texas Instruments, Inc.                        20,400      2,176,425        2.6%
======================================================================================
Electrical Equipment/Periphery - 5.5%
--------------------------------------------------------------------------------------
Compaq Computer, Inc.                          47,000      2,996,250        3.6%
Dell Computer Corp.*                           19,400      1,554,425        1.9%
--------------------------------------------------------------------------------------
         Total Electrical Equipment/Periphery              4,550,675        5.5%
======================================================================================
Health Maintenance Organizations - 0.8%
--------------------------------------------------------------------------------------
Oxford Health Plans, Inc.*                     23,942        618,003        0.8%
======================================================================================
Insurance - 4.0%
--------------------------------------------------------------------------------------
American International Group, Inc.             20,018      2,043,087        2.5%
MGIC Investment Corp.                          20,938      1,262,823        1.5%
--------------------------------------------------------------------------------------
         Total Insurance                                   3,305,910        4.0%

P-I-C             Statement of Net Assets
GROWTH            as of October 31, 1997
PORTFOLIO

=====================================================================================
                                                                        Percentage of
EQUITY SECURITIES, CONTINUED                   Shares       Value         Net Assets
-------------------------------------------------------------------------------------
Medical Instruments - 3.3%
-------------------------------------------------------------------------------------
Medtronic, Inc.                                61,704    $ 2,684,125        3.3%
=====================================================================================
Miscellaneous - 1.4%
-------------------------------------------------------------------------------------
AES Corp.*                                     29,250      1,159,031        1.4%
=====================================================================================
Mortgage and Related Services - 3.2%
-------------------------------------------------------------------------------------
Federal National Mortgage
   Association                                 54,819      2,655,295        3.2%
=====================================================================================
Networking - 1.1%
-------------------------------------------------------------------------------------
Cisco Systems, Inc.*                           11,000        902,344        1.1%
=====================================================================================
Offshore Drilling - 1.3%
-------------------------------------------------------------------------------------
Global Marine, Inc.*                           34,200      1,064,475        1.3%
=====================================================================================
Oil Field Services - 5.1%
-------------------------------------------------------------------------------------
Schlumberger Ltd.                              47,900      4,191,250        5.1%
=====================================================================================
Oil Refining - 0.9%
-------------------------------------------------------------------------------------
Tosco Corp.                                    23,575        777,975        0.9%
=====================================================================================
Outpatient - Home Care - 1.7%
-------------------------------------------------------------------------------------
Healthsouth Corp.*                             55,730      1,424,598        1.7%
=====================================================================================
Specialty - 4.4%
-------------------------------------------------------------------------------------
CVS Corp.                                      23,000      1,410,188        1.7%
Kohls Corp.*                                   27,479      1,844,528        2.2%
Walgreen Co.                                   13,600        382,500        0.5%
-------------------------------------------------------------------------------------
         Total Specialty                                   3,637,216        4.4%

P-I-C             Statement of Net Assets
GROWTH            as of October 31, 1997
PORTFOLIO

===============================================================================
                                                                  Percentage of
EQUITY SECURITIES, CONTINUED           Shares       Value          Net Assets
-------------------------------------------------------------------------------
Supermarkets - 1.8%
-------------------------------------------------------------------------------
Safeway, Inc.*                         25,975    $ 1,509,797       1.8%
===============================================================================
Telecommunications - 9.2%
-------------------------------------------------------------------------------
ADC Telecommunications, Inc.*          18,982        628,779       0.7%
Ericsson,(L.M.) Telephone Co., ADR     66,040      2,922,270       3.6%
Lucent Technologies, Inc.              41,950      3,458,253       4.2%
Tellabs, Inc.*                         10,400        561,600       0.7%
-------------------------------------------------------------------------------
         Total Telecommunications                  7,570,902       9.2%
===============================================================================
Telephone - 3.1%
-------------------------------------------------------------------------------
Worldcom, Inc.*                        74,850      2,516,830       3.1%
-------------------------------------------------------------------------------
         Total Equity Securities                  77,565,915      99.4%
               (Cost $57,140,416)

===============================================================================
SHORT-TERM INVESTMENTS - 4.7%
-------------------------------------------------------------------------------
Repurchase Agreement - 4.7%            Principal Amount
-------------------------------------------------------------------------------
Lehman Brothers On-Line Repurchase
Agreement, 5.29%, dated 10/31/1997,
due 11/3/1997 (collateralized by
$3,953,818 U.S. Treasury Note, 3.63%,
due 7/15/2002) (Cost $3,831,800)       $3,831,800      3,831,800    4.7%

-------------------------------------------------------------------------------
         Total Investments                            81,397,715   99.1%
               (Cost $60,972,216)

P-I-C             STATEMENT OF NET ASSETS
GROWTH            as of October 31, 1997
PORTFOLIO

===================================================================================
                                                                      Percentage of
OTHER ASSETS - 1.1%                                           Value     Net Assets
-----------------------------------------------------------------------------------
Cash                                                        $ 15,337
Receivables:
   Investment securities sold                                742,997
   Shares of beneficial interest sold                         61,591
   Dividends and interest                                     27,637
Other assets                                                  23,317
-----------------------------------------------------------------------------------
         Total other assets                                  870,879        1.1%
===================================================================================

LIABILITIES - (0.2%)
-----------------------------------------------------------------------------------
Payables:
   Shares of beneficial interest redeemed                        553
   To Advisor (Note 3)                                        54,526
   Deferred Trustees' compensation (Note 3)                   21,512
Accrued expenses                                              47,323
-----------------------------------------------------------------------------------
         Total liabilities                                   123,914      (0.2%)

===================================================================================

TOTAL NET ASSETS - 100.0%                                $82,144,680      100.0%
-----------------------------------------------------------------------------------

*Non-income producing security.



See Notes to Financial Statements.

P-I-C             STATEMENT OF NET ASSETS
SMALL CAP.        as of October 31, 1997
PORTFOLIO

====================================================================================
                                                                       Percentage of
EQUITY SECURITIES - 98.5%                      Shares      Value         Net Assets
------------------------------------------------------------------------------------
AIR FREIGHT .. 0.8%
------------------------------------------------------------------------------------
Eagle USA Airfreight, Inc.*                    34,900    $ 1,055,725        0.8%
====================================================================================
AIRLINES .. 0.3%
------------------------------------------------------------------------------------
Ryanair Holdings PLC*                          18,800        470,000        0.3%
====================================================================================
APPAREL AND SHOES .. 1.7%
------------------------------------------------------------------------------------
Abercrombie & Fitch Co.*                       32,400        842,400        0.6%
Coldwater Creek, Inc.*                         24,500        710,500        0.5%
Pacific Sunwear of California*                 30,850        852,231        0.6%
------------------------------------------------------------------------------------
         Total Apparel and Shoes                           2,405,131        1.7%
====================================================================================
AUTO PARTS .. 1.2%
------------------------------------------------------------------------------------
Gentex Corp.*                                  48,900      1,198,050        0.9%
Keystone Automotive Industries, Inc.*          22,000        486,750        0.3%
------------------------------------------------------------------------------------
         Total Auto Parts                                  1,684,800        1.2%
====================================================================================
BANKS .. 0.9%
------------------------------------------------------------------------------------
Hamilton Bancorp., Inc.*                       39,900      1,216,950        0.9%
====================================================================================
BEVERAGE/FOOD .. 0.3%
------------------------------------------------------------------------------------
Fine Host Corp.*                               14,500        406,000        0.3%
====================================================================================
BIOTECHNOLOGY .. 0.6%
------------------------------------------------------------------------------------
Incyte Pharmaceuticals, Inc.*                   9,600        772,800        0.6%
====================================================================================
BUILDER .. 0.5%
------------------------------------------------------------------------------------
Palm Harbor Homes, Inc.*                       25,443        680,600        0.5%

P-I-C             STATEMENT OF NET ASSETS
SMALL CAP.        as of October 31, 1997
PORTFOLIO


====================================================================================
                                                                       Percentage of
EQUITY SECURITIES, CONTINUED                   Shares      Value         Net Assets
------------------------------------------------------------------------------------
BUSINESS INFORMATION SERVICES .. 1.0%
------------------------------------------------------------------------------------
Gartner Group, Inc.*                           39,200    $ 1,107,400        0.8%
Intelliquest Information Group, Inc.*          15,900        270,300        0.2%
------------------------------------------------------------------------------------
         Total Business Information Services               1,377,700        1.0%
====================================================================================
BUSINESS SERVICES .. 8.3%
------------------------------------------------------------------------------------
ABR Information Services, Inc.*                10,000        235,000        0.2%
Accustaff Inc.*                                91,268      2,606,842        1.9%
Casella Waste Systems, Inc. - Class A*         15,100        334,087        0.2%
Corrections Corp.*                             32,600        994,300        0.7%
Elbit Vision Systems, Inc.*                    26,600        329,175        0.2%
Forrester Research, Inc.*                      19,400        500,762        0.4%
Lason Holdings, Inc.*                          25,400        655,637        0.5%
MedQuist, Inc.*                                23,300        567,937        0.4%
NCO Grupo, Inc.*                               20,100        723,600        0.5%
Personnel Group of America, Inc.*              39,800      1,380,562        1.0%
Romac International, Inc.*                     61,700      1,234,000        0.9%
Staffmark, Inc.*                               27,800        861,800        0.6%
Superior Consultant Holdings Corp.*             7,500        232,500        0.2%
TMP Worldwide, Inc.*                           45,900        975,375        0.6%
------------------------------------------------------------------------------------
         Total Business Services                          11,631,577        8.3%
====================================================================================
COMPUTER SERVICES .. 8.4%
------------------------------------------------------------------------------------
Cambridge Technology Partners, Inc.*           26,900        981,850        0.7%
Cerner Corp.*                                  45,900      1,113,075        0.8%
CSG Systems International, Inc.*               31,700      1,242,244        0.9%
Daou Systems, Inc.*                            42,900      1,131,487        0.8%
Envoy Corp.*                                   26,800        750,400        0.5%
Fiserv, Inc.*                                  54,300      2,429,925        1.7%
Intelligroup, Inc.*                            27,100        501,350        0.4%
Lycos, Inc.*                                   25,800        674,025        0.5%
Premiere Technologies, Inc.*                   46,400      1,577,600        1.1%

P-I-C             STATEMENT OF NET ASSETS
SMALL CAP.        as of October 31, 1997
PORTFOLIO

====================================================================================
                                                                       Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value       Net Assets
------------------------------------------------------------------------------------
COMPUTER SERVICES, CONTINUED
------------------------------------------------------------------------------------
RWD Technologies, Inc.*                        19,800      $ 445,500        0.3%
Security Dynamics Technologies, Inc.*          12,100        409,887        0.3%
Technology Solutions, Inc.*                    12,600        396,900        0.4%
------------------------------------------------------------------------------------
         Total Computer Services                          11,654,243        8.4%
====================================================================================
COMPUTER SOFTWARE .. 11.0%
------------------------------------------------------------------------------------
Access Health Market*                          46,200      1,605,450        1.1%
Axent Technologies, Inc.*                      46,100      1,077,587        0.8%
CBT Group, PLC-ADR*                             9,200        706,100        0.5%
Electronics For Imaging, Inc.*                 68,100      3,183,675        2.2%
HNC Software, Inc.*                            36,800      1,361,600        1.0%
JDA Software Group, Inc.*                      52,600      1,643,750        1.2%
Pegasystems, Inc.*                             38,100        695,325        0.5%
Siebel Systems, Inc.*                          26,000      1,049,750        0.8%
Simulated Sciences, Inc.*                      22,900        417,925        0.3%
Transaction Systems Architects, Inc.,
   Class A*                                    59,700      2,335,762        1.6%
Wind River Systems, Inc.*                      21,550        826,981        0.6%
Xionics Document Technologies, Inc.*           32,300        492,575        0.4%
------------------------------------------------------------------------------------
         Total Computer Software                          15,396,480       11.0%
====================================================================================
COSMETICS AND SOAPS .. 1.1%
------------------------------------------------------------------------------------
Rexall Sundown*                                68,400      1,496,250        1.1%
====================================================================================
CREDIT AND FINANCE .. 1.4%
------------------------------------------------------------------------------------
Sirrom Capital Corp.                           39,500      1,989,812        1.4%
====================================================================================
DISCOUNT CHAINS .. 3.8%
------------------------------------------------------------------------------------
Dollar Tree Stores, Inc.*                     132,200      5,354,100        3.8%

P-I-C             STATEMENT OF NET ASSETS
SMALL CAP.        as of October 31, 1997
PORTFOLIO

====================================================================================
                                                                       Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value       Net Assets
------------------------------------------------------------------------------------
DRUGS .. 5.0%
Arqule, Inc.*                                  26,500      $ 569,750        0.4%
Atrix Laboratories, Inc.*                      28,100        530,387        0.4%
Dura Pharmaceuticals, Inc.*                    45,400      2,196,225        1.6%
Jones Medical Industries, Inc.                 38,875      1,171,109        0.8%
Kos Pharmaceuticals, Inc.*                     32,000      1,144,000        0.8%
Medicis Pharmaceutical Corp., Class A*         27,600      1,328,250        1.0%
------------------------------------------------------------------------------------
         Total Drugs                                       6,939,721        5.0%
====================================================================================
EDUCATIONAL PROGRAMS .. 4.4%
------------------------------------------------------------------------------------
Apollo Group, Inc., Class A*                   53,394      2,255,896        1.6%
Edutrek International, Inc., Class A*           5,000        122,500        0.1%
Learning Tree International, Inc.*             26,300        913,925        0.7%
Sylvan Learning Systems, Inc.*                 66,100      2,784,462        2.0%
------------------------------------------------------------------------------------
         Total Educational Programs                        6,076,783        4.4%
====================================================================================
ELECTRONICS .. 1.6%
------------------------------------------------------------------------------------
Anicom, Inc.*                                  34,300        531,650        0.4%
DBT Online, Inc.*                              21,800        600,863        0.4%
Littlefuse, Inc.*                              23,900        731,938        0.5%
Power-One, Inc.*                               22,800        424,650        0.3%
------------------------------------------------------------------------------------
         Total Electronics                                 2,289,101        1.6%
====================================================================================
ELECTRICAL COMPONENTS/SEMICONDUCTOR .. 4.2%
------------------------------------------------------------------------------------
Anadigics, Inc.*                               35,100      1,298,700        0.9%
Etec Systems, Inc.*                            11,900        531,038        0.4%
Helix Technology Corp.                          6,500        292,500        0.2%
Sawtek, Inc.*                                  30,200      1,026,800        0.7%
Unitrode Corp.*                                16,300        437,044        0.3%
Vitesse Semiconductor Corp.*                   56,350      2,444,181        1.7%
------------------------------------------------------------------------------------
         Total Electrical Components/
             Semiconductor                                 6,030,263        4.2%

P-I-C             STATEMENT OF NET ASSETS
SMALL CAP.        as of October 31, 1997
PORTFOLIO


====================================================================================
                                                                       Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value       Net Assets
------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT/PERIPHERY .. 1.5%
------------------------------------------------------------------------------------
Computer Products, Inc.*                       19,700      $ 536,825        0.4%
Level One Communications, Inc.*                13,250        596,250        0.4%
PMC-Sierra, Inc.*                              22,700        598,713        0.4%
Semtech Corp.*                                  8,600        400,438        0.3%
------------------------------------------------------------------------------------
         Total Electrical Equipment/Periphery              2,132,226        1.5%
====================================================================================
ELECTRICAL PRODUCTS .. 0.4%
------------------------------------------------------------------------------------
Advanced Lighting Technologies, Inc.*          24,500        493,063        0.4%
====================================================================================
ENTERTAINMENT AND LEISURE ..2.8%
------------------------------------------------------------------------------------
Fairfield Communities, Inc.*                   62,400      2,741,700        2.0%
Suburban Lodges of America*                    45,800      1,133,550        0.8%
------------------------------------------------------------------------------------
         Total Entertainment and Leisure                   3,875,250        2.8%
====================================================================================
FINANCIAL SERVICES .. 3.2%
------------------------------------------------------------------------------------
BA Merchant Services, Inc.*                    30,400        454,100        0.3%
Concord EFS, Inc.*                             33,200        985,625        0.7%
PMT Services, Inc.*                           129,000      2,080,125        1.5%
Pre-Paid Legal Services, Inc.*                 34,400      1,040,600        0.7%
------------------------------------------------------------------------------------
         Total Financial Services                          4,560,450        3.2%
====================================================================================
FOOD AND RESTAURANTS .. 0.4%
------------------------------------------------------------------------------------
Dave & Buster's, Inc.*                         22,000        577,500        0.4%
====================================================================================
HOSPITALS .. 0.3%
------------------------------------------------------------------------------------
Assisted Living Concepts, Inc.*                21,100        432,550        0.3%

P-I-C             STATEMENT OF NET ASSETS
SMALL CAP.        as of October 31, 1997
PORTFOLIO


====================================================================================
                                                                       Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value       Net Assets
------------------------------------------------------------------------------------
INSURANCE .. 1.3%
------------------------------------------------------------------------------------
Enhance Financial Services Group, Inc.         13,600      $ 718,250        0.5%
HCC Insurance Holdings, Inc.                   47,650      1,113,819        0.8%
------------------------------------------------------------------------------------
         Total Insurance                                   1,832,069        1.3%
====================================================================================
MEDICAL/DENTAL PRODUCTS ..2.1%
------------------------------------------------------------------------------------
Henry Schein, Inc.*                            20,800        683,800        0.5%
Medimmune, Inc.*                                4,100        163,488        0.1%
Ocular Sciences, Inc.*                         21,000        462,000        0.3%
Safeskin Corp.*                                37,700      1,710,638        1.2%
------------------------------------------------------------------------------------
         Total Medical/Dental Products                     3,019,926        2.1%
====================================================================================
MEDICAL/DENTAL SERVICES .. 9.8%
------------------------------------------------------------------------------------
Boron Lepore & Associates*                     21,400        521,625        0.4%
Centennial Healthcare Corp.*                   24,800        514,600        0.4%
Coast Dental Services, Inc.*                   14,500        382,438        0.3%
Concentra Managed Care, Inc.*                  62,300      2,032,538        1.5%
Minimed, Inc.*                                 12,900        503,100        0.4%
National Research Corp.*                        8,400        170,100        0.1%
Omnicare, Inc.                                 42,500      1,182,031        0.6%
Orthodontic Centers of America, Inc.*          77,000      1,333,063        1.0%
Paraxel International Corp.*                   44,800      1,618,400        1.2%
Quintiles Transnational Corp.*                 38,000      2,755,000        2.0%
Renal Care Group, Inc.*                        42,450      1,422,075        1.0%
Total Renal Care Holdings, Inc.*               39,333      1,211,948        0.9%
------------------------------------------------------------------------------------
         Total Medical/Dental Services                    13,646,918        9.8%
====================================================================================
MORTGAGE AND RELATED SERVICES .. 0.4%
------------------------------------------------------------------------------------
ContiFinancial Corp.*                          18,500        526,094        0.4%

P-I-C             STATEMENT OF NET ASSETS
SMALL CAP.        as of October 31, 1997
PORTFOLIO

====================================================================================
                                                                       Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value       Net Assets
------------------------------------------------------------------------------------
OIL FIELD SERVICES .. 4.0%
------------------------------------------------------------------------------------
Atwood Oceanics, Inc.*                          6,000      $ 664,500        0.5%
Global Industries, Ltd.*                       68,200      1,372,525        1.0%
Parker Drilling Co.*                          141,900      2,101,894        1.5%
Patterson Energy, Inc.*                        25,800      1,444,800        1.0%
------------------------------------------------------------------------------------
         Total Oil Field Services                          5,583,719        4.0%
====================================================================================
OIL AND GAS,
U.S. EXPLORATION/PRODUCTION..0.5%
------------------------------------------------------------------------------------
UTI Energy Corp.*                              15,700        700,613        0.5%
====================================================================================
POLLUTION CONTROL .. 2.0%
------------------------------------------------------------------------------------
American Disposal Services, Inc.*              20,300        715,575        0.5%
Newpark Resources, Inc.*                       51,100      2,120,650        1.5%
------------------------------------------------------------------------------------
         Total Pollution Control                           2,836,225        2.0%
====================================================================================
REAL ESTATE INVESTMENT TRUST .. 0.8%
------------------------------------------------------------------------------------
Imperial Credit Commercial Mortgage
   Investment Corp.*                           25,100        414,150        0.3%
Lasalle Partners, Inc.*                        17,900        654,469        0.5%
------------------------------------------------------------------------------------
         Total Real Estate Investment Trust                1,068,619        0.8%
====================================================================================
SPECIALTY CHAINS .. 3.9%
------------------------------------------------------------------------------------
CDW Computers Centers, Inc.*                   12,100        750,200        0.5%
Fastenal Co.                                   39,200      1,920,800        1.4%
Guitar Center, Inc.*                           44,500        967,875        0.7%
Hibbett Sporting Goods, Inc.*                  39,900      1,107,225        0.8%
Starbucks Corp.*                               22,800        752,400        0.5%
------------------------------------------------------------------------------------
         Total Specialty Chains                            5,498,500        3.9%

P-I-C             STATEMENT OF NET ASSETS
SMALL CAP.        as of October 31, 1997
PORTFOLIO



====================================================================================
                                                                       Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value      Net Assets
------------------------------------------------------------------------------------
TELECOMMUNICATIONS .. 6.7%
------------------------------------------------------------------------------------
Advanced Fibre Communications*                 46,700    $ 1,357,219        1.0%
Davox Corp.*                                   41,100      1,469,325        1.1%
MRV Communications, Inc.*                      62,600      1,831,050        1.3%
P-Com, Inc.*                                   68,300      1,374,538        1.0%
REMEC, Inc.*                                   52,650      1,335,994        1.0%
Tel-Save Holdings, Inc.*                       83,000      1,784,500        1.3%
------------------------------------------------------------------------------------
         Total Telecommunications                          9,152,626        6.7%
====================================================================================
TELEPHONE .. 0.5%
------------------------------------------------------------------------------------
McLeod USA, Inc.*                              18,100        671,963        0.5%
====================================================================================
TEXTILES AND SHOES .. 1.4%
------------------------------------------------------------------------------------
Novel Denim Holdings Ltd.*                     37,600        761,400        0.5%
St. John Knits, Inc.                           32,300      1,298,056        0.9%
------------------------------------------------------------------------------------
         Total Textiles and Shoes                          2,059,456        1.4%
------------------------------------------------------------------------------------
         Total Equity Securities
               (Cost $127,484,556)                       137,595,803       98.5%

====================================================================================
SHORT-TERM INVESTMENTS - 1.2%
------------------------------------------------------------------------------------
REPURCHASE AGREEMENT .. 1.2%           Principal Amount
------------------------------------------------------------------------------------
Lehman Brothers On-Line Repurchase
Agreement, 5.29%, dated 10/31/1997,
due 11/3/1997 (collateralized by
$1,749,490 U.S. Treasury Note, 3.63%,
due 7/15/2002)
(Cost $1,695,900)                          $1,695,900      1,695,900        1.2%
------------------------------------------------------------------------------------
         Total Investments
               (Cost $129,180,456)                       139,291,703       99.7%

P-I-C             STATEMENT OF NET ASSETS
SMALL CAP.         as of October 31, 1997
PORTFOLIO


====================================================================================
                                                                       Percentage of
OTHER ASSETS - 1.3%                                          Value      Net Assets
------------------------------------------------------------------------------------
Cash                                                      $       90
Receivables:
   Investment securities sold                              1,649,007
   Shares of beneficial interest sold                         70,242
   Dividends and interest                                     21,402
Prepaid insurance                                              3,261
Deferred organization costs                                   10,000
Other assets                                                  13,254
------------------------------------------------------------------------------------
         Total other assets                                1,767,256       1.3%
====================================================================================
LIABILITIES - (1.0%)
------------------------------------------------------------------------------------
Payables:
   Investment securities purchased                         1,246,031
   To Advisor (Note 3)                                        81,739
   Deferred Trustees' compensation (Note 3)                   21,526
Accrued expenses                                              53,866
------------------------------------------------------------------------------------
         Total liabilities                                 1,403,162      (1.0%)
====================================================================================
TOTAL NET ASSETS - 100.0%                               $139,655,797      100.0%
------------------------------------------------------------------------------------

*Non-income producing security.


See Notes to Financial Statements.

P-I-C            STATEMENTS OF OPERATIONS
GROWTH            as of October 31, 1997
SMALL CAP.
PORTFOLIOS


                                                      GROWTH           SMALL CAP.
                                                     PORTFOLIO         PORTFOLIO
=================================================================================
INVESTMENT INCOME
---------------------------------------------------------------------------------
Income:
---------------------------------------------------------------------------------
   Dividends                                         $ 644,385         $ 115,763
   Interest                                            269,728           856,522
---------------------------------------------------------------------------------
   Total income                                        914,113           972,285
=================================================================================
Expenses:
---------------------------------------------------------------------------------
   Investment advisory fee (Note 3)                    838,058         1,525,768
   Administration fee (Note 3)                         103,757           190,721
   Accounting services fee                              66,987            88,237
   Custodian fee                                        32,876            65,049
   Audit fee                                            24,302            16,301
   Trustees' fees                                       17,502            17,810
   Legal fees                                            5,001             7,500
   Amortization of organization costs                    5,010            10,001
   Miscellaneous                                         2,083            10,702
---------------------------------------------------------------------------------
   Total expenses                                    1,095,576         1,932,089
   Less, waiver by Advisor (Note 3)                    (48,003)          (24,879)
---------------------------------------------------------------------------------
   Net expenses                                      1,047,573         1,907,210
=================================================================================
Net investment loss                                   (133,460)         (934,925)
=================================================================================
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
---------------------------------------------------------------------------------
   Net realized gain on investments                 32,161,956        72,084,822
   Change in net unrealized depreciation
      on investments                                (7,683,870)      (62,640,291)
---------------------------------------------------------------------------------
Net gain on investments                             24,478,086         9,444,531
=================================================================================
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                          $24,344,626       $ 8,509,606
---------------------------------------------------------------------------------


See Notes to Financial Statements.

P-I-C             STATEMENTS OF CHANGES IN NET ASSETS
GROWTH
SMALL CAP.
PORTFOLIOS


                                                                                                     SMALL CAP.
                                                      GROWTH PORTFOLIO                               PORTFOLIO
===========================================================================================================================
INCREASE (DECREASE)  IN NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------
                                                  Year                Year                  Year                  Year
                                                  ended               ended                 ended                ended
From operations:                              Oct. 31, 1997        Oct. 31, 1996        Oct. 31, 1997         Oct. 31, 1996
---------------------------------------------------------------------------------------------------------------------------
   Net investment loss                        $    (133,460)       $     (34,806)       $    (934,925)       $  (1,037,169)
   Net realized gain
      on investments                             32,161,956           17,614,277           72,084,822           14,963,528
   Change in net unrealized
      (depreciation) appreciation
      on investments                             (7,683,870)         (28,383,014)         (62,640,291)          18,982,622
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
      net assets resulting from
      operations                                 24,344,626          (10,803,543)           8,509,606           32,908,981
===========================================================================================================================
Transactions in Interests:
   Contributions by Holders                      17,478,857           19,462,190          164,160,467           57,035,094
   Withdrawals by Holders                       (75,778,332)        (122,401,366)        (234,314,952)         (18,975,416)
---------------------------------------------------------------------------------------------------------------------------
   Net (decrease) increase
      in net assets from
      transactions in interests                 (58,299,475)        (102,939,176)         (70,154,485)          38,059,678
===========================================================================================================================
Total (decrease) increase in net assets         (33,954,849)        (113,742,719)         (61,644,879)          70,968,659
===========================================================================================================================
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
Beginning of year                               116,099,529          229,842,248          201,300,676          130,332,017
---------------------------------------------------------------------------------------------------------------------------
End of year                                   $  82,144,680        $ 116,099,529        $ 139,655,797        $ 201,300,676
---------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

P-I-C             SELECTED RATIO DATA
GROWTH
SMALL CAP.
PORTFOLIOS


                                                   GROWTH PORTFOLIO
==============================================================================================================
                                                               Year ended October 31,
                                          --------------------------------------------------------------------
                                          1997          1996            1995           1994           1993
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:#
Operating expenses                         1.00%         1.00%           1.00%          1.00%          1.00%
Net investment (loss) income              (0.13%)       (0.04%)          0.08%          0.10%          0.17%
Portfolio turnover rate                   67.54%        64.09%          54.89%         68.26%         43.20%
Average commission rate
   paid per share**                  $     0.0416    $   0.0440            --             --             --


#Net of expense reimbursements equivalent to 0.05%, 0.04%, 0.01%, 0.01% and 0.09% of average net assets, respectively.

**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged.


See Notes to Financial Statements.

P-I-C             SELECTED RATIO DATA
GROWTH
SMALL CAP.
PORTFOLIOS


                                                                   SMALL CAP. PORTFOLIO
==================================================================================================================
                                                         Year Ended October 31,                    Sept. 30, 1993*
                                         --------------------------------------------------------      through
                                            1997            1996            1995        1994        Oct. 31, 1993
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:#
Operating expenses                           1.00%            1.00%         1.00%         1.00%        1.00%+
Net investment (loss) income                (0.49%)           (.59%)        (.51%)        (.49%)       (.79%)+

Portfolio turnover rate                    151.52%           53.11%        45.45%        63.89%        6.06%
Average commission rate
   paid per share**                      $   0.0326       $   0.0307          --            --           --


*Commencement of operations.

#Net of expenses reimbursements equivalent to 0.01%, 0.01%, 0.07%, 0.10% and 0.11% of average net assets, respectively.

+Annualized.

**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

P-I-C             NOTES TO FINANCIAL STATEMENTS
GROWTH
SMALL CAP.
PORTFOLIOS


================================================================================
1 - ORGANIZATION
--------------------------------------------------------------------------------

         P-I-C Growth Portfolio was organized on December 11, 1991 and P-I-C Small Cap. Portfolio was organized on March 22, 1993 as separate trusts under the laws of the State of New York (each a "Portfolio" and collectively the "Portfolios"). The beneficial interests in each Portfolio are divided into an unlimited number of non-transferable interests, par value $.01 each. The Portfolios are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with generally accepted accounting principles.

A. Valuation of Securities. Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

B. Federal Income Taxes. Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

C. Deferred Organization Costs. Organization costs of the Portfolios are being amortized on a straight-line basis over a period of sixty months. During the amortization period, the proceeds of any redemption of the original Interests in a Portfolio by any Holder thereof will be reduced by a pro-rata portion of any then-unamortized organization costs based on the ratio of Interests redeemed to the total initial Interests outstanding prior to the redemption.

D. Other. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.

P-I-C             NOTES TO FINANCIAL STATEMENTS
GROWTH            CONTINUED
SMALL CAP.
PORTFOLIO


================================================================================
E. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.


3 - TRANSACTIONS WITH AFFILIATES
================================================================================

      Each Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolios. PIC and ICAC also provide management services necessary for the operations of the Portfolios and furnish office facilities.

      PIC receives from Growth and Small Cap. Portfolios an investment advisory fee at the annual rate of 0.80% of its average net assets from each of the Portfolios. In addition, PIC has voluntarily taken to limit the expenses of the Growth and Small Cap. Portfolios to 1.00% of its average net assets for each of the Portfolios.

      During the year ended October 31, 1997, PIC waived its fees to the Growth and Small Cap. Portfolio in the amount of $48,003 and $24,879, respectively.

      ICAC receives for its services a fee at the annual rate of 0.10% of the average net assets of the Portfolios. Fees paid to ICAC for the year ended October 31, 1997 are stated on the respective Portfolios' Statement of Operations.

      On December 19, 1995, each Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if the account had been invested in designated investments. The

P-I-C             NOTES TO FINANCIAL STATEMENTS
GROWTH            CONTINUED
SMALL CAP.
PORTFOLIO

================================================================================

Portfolios recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.


4 - INVESTMENT TRANSACTIONS
================================================================================

      The aggregate cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, for the year ended October 31, 1997, were as follows:

                                   Purchases          Sales
                                   ---------          -----
      Growth Portfolio          $ 67,938,440      $125,999,278
      Small Cap. Portfolio       263,751,802       319,270,773

      The aggregate unrealized appreciation and depreciation of investment securities at October 31, 1997, based on costs for federal income tax purposes, were as follows:

                                      Tax             Gross             Gross
                                   Costs of        Unrealized        Unrealized
                                  Investments     Appreciation      Depreciation
                                  -----------     ------------      ------------
Growth Portfolio                $ 61,038,401       $21,634,685       $(1,275,371)
Small Cap. Portfolio             129,258,249        13,637,236        (3,603,782)

P-I-C         INDEPENDENT AUDITOR'S REPORT
GROWTH
SMALL CAP.
PORTFOLIO


================================================================================

To the Board of Trustees of
     and the holders of Interests in,
         P-I-C Growth Portfolio
         P-I-C Small Cap. Portfolio

We have audited the accompanying statements of net assets of P-I-C Growth Portfolio and P-I-C Small Cap. Portfolio as of October 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and selected ratio data for each of the periods indicated. These financial statements and selected ratio data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and selected ratio data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of P-I-C Growth Portfolio and P-I-C Small Cap. Portfolio as of October 31, 1997, the results of their operations, the changes in their net assets and the selected ratio data for the periods indicated, in conformity with generally accepted accounting principles.

                                                         McGladrey & Pullen, LLP


New York, New York
December 5, 1997

[P-I-C LOGO]
P-I-C                             TRUSTEES AND OFFICERS
GROWTH FUND
SMALL COMPANY GROWTH FUND

================================================================================
TRUSTEES AND OFFICERS - P-I-C INVESTMENT TRUST
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Jettie M. Edwards, Trustee
Bernard J. Johnson, Trustee
Jeffrey D. Lovell, Trustee
Wayne H. Smith, Trustee
Thad M. Brown, Vice President, Secretary and Treasurer


TRUSTEES AND OFFICERS - P-I-C PORTFOLIOS
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Bernard J. Johnson, Trustee Emeritus
Thad M. Brown, Vice President, Secretary and Treasurer


LEGAL COUNSEL - P-I-C INVESTMENT TRUST
--------------------------------------------------------------------------------
Shereff, Freidman, Hoffman & Goodman


LEGAL COUNSEL - P-I-C PORTFOLIOS
--------------------------------------------------------------------------------
Paul, Hastings, Janofsky & Walker, LLP


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
McGladrey & Pullen, LLP


This report is intended for the information of shareholders of P-I-C Funds and should not be used as sales literature unless preceded or accompanied by a current prospectus.